Cash and Cash Equivalents - Schedule Of Cash And Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 70,753	$ 6,157